Other Receivables, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Other Receivables, Net

Note 7	— Other Receivables, Net
Other receivables, net as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Mini-vacation and sampler programs receivable, net of allowance of $419 and $427, respectively	$9,871	$9,512
THE Club dues receivable, net of allowance of $13,778 and $15,034, respectively	6,389	22,012
Owner maintenance fee receivable, net of allowance of $2,887 and $2,993, respectively	4,380	2,230
Mortgage interest receivable	4,177	4,398
Rental receivables and other resort management-related receivables, net of allowance of $812 and $1,210, respectively	4,067	2,935
Tax refund receivable	2,341	2,239
Insurance claims receivable	2,257	54
THE Club conversion receivable, net of allowance of $245 and $249, respectively	16	35
Other receivables	2,239	2,634
Total other receivables, net	$35,737	$46,049

Other Receivables, Net
Other receivables, net consisted of the following as of December 31 (in thousands):

	2012	2011
THE Club dues receivable, net of allowance of $15,034 and $12,329, respectively	$22,012	$20,342
Mini-vacation and sampler programs receivable, net of allowance of $427 and $0, respectively	9,512	2,261
Mortgage interest receivable	4,398	4,730
Rental receivables and other resort management-related receivables, net of allowance of $1,210 and $1,027, respectively	2,935	3,651
Tax refund receivable	2,239	—
Owner maintenance fee receivable, net of allowance of $2,993 and $2,610, respectively	2,230	1,197
Insurance claims receivable	54	171
THE Club conversion receivable, net of allowance of $249 and $253, respectively	35	336
Other receivables	2,634	2,365
Total other receivables, net	46,049	35,053

In connection with the Tempus Resorts Acquisition completed in July 2011, the Company acquired $2.2 million in other receivables mainly associated with the mortgage/contracts interest receivable and miscellaneous receivables. In connection with the PMR Acquisition completed in May 2012, the Company acquired $2.9 million in other receivables, of which $2.6 million was related to mini-vacation and sampler programs based on an appraisal. In connection with the Aegean Blue Acquisition completed in October 2012, the Company acquired $0.1 million in miscellaneous receivables based on a preliminary appraisal. See Note 21— Business Combinations for further details on these acquisitions.
In addition, the Company submitted a $2.2 million refund claim to the Mexican tax authority to recover certain value-added taxes paid in connection with the PMR Acquisition, which is included in the tax refund receivable line above.